Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 05, 2014
Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Central Index Key	dei_EntityCentralIndexKey	0001450501
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2014
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013